Income Taxes - Disclosure Of Detailed Information About Current Income Taxes Payable Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Current taxes payable - December 31, 2021	$ 132
Income taxes paid	(171)	$ (279)
Foreign exchange adjustments	(12)
Current taxes payable - December 31, 2022	2,763	132
Current Income Tax Expense [Member]
Income Taxes [Line Items]
Current income tax	8,746	(7,117)
Current Income Tax Expense [Member] | Equity attributable to owners of parent [member]
Income Taxes [Line Items]
Current income tax	$ (5,932)	$ (1,705)